BALANCE SHEETS (Parentheticals) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
BALANCE SHEETS [Abstract]
Intangible assets, accumulated amortization		$ 70,243	$ 48,916
Preferred Stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	100,000,000	100,000,000	100,000,000
Common Stock, shares issued	8,863,668	7,194,910	5,970,935
Common Stock, shares outstanding	8,863,668	7,194,910	5,970,935